Invested and working capital, Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current [Abstract]
Interest receivable	$ 0	$ 11	$ 0
Other debtors	246	101	5
Prepayments	107	29	248
Total current trade and other receivables	353	141	253
Non-current [Abstract]
Other debtors	307	195	200
Total non-current trade and other receivables	307	195	200
Total current and non-current trade and other receivables	$ 660	$ 336	$ 453